Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Payment Default and Modifications of Past Due (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 195		¥ 2,189
Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		195		518
Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		4		5
Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 191		¥ 513
Interest rate reduction | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 7		¥ 7
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	3		3
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4		4
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	86		86
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	86		86
Principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1		1
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1		1
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	10		10
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	7		7
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	3		3
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4		4
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0		0
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 4		¥ 4